Personnel Expenses - Disclosure of Details of Personnel Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [Line Items]
Personnel expenses	₩ 3,264,306	₩ 3,476,588	₩ 3,459,223
Personnel expenses [member]
Statement of comprehensive income [Line Items]
Salaries and wages	2,553,485	2,720,014	2,704,217
Other employee benefits	473,916	500,169	483,704
Contributions to National Pension plan	73,148	75,668	73,061
Expenses related to defined benefit plan and defined contribution plan	₩ 163,757	₩ 180,737	₩ 198,241